Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (144)
Business dispositions	75	772	1,305
Pension plan curtailment			5
Spin-off of Intl Coffee & Tea Business	3	(2,408)
Balance at end of period	(141)	(144)
Cumulative Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	16	219	(106)
Business dispositions	(15)	127
Disposition of Household & Body Care businesses			55
Amortization of net actuarial loss and prior service credit	0	0	0
Net actuarial gain arising during the period	0	0	0
Pension plan curtailment	0	0	0
Spin-off of Intl Coffee & Tea Business	6	180
Other comprehensive income (loss) activity	(6)	(150)	270
Balance at end of period	1	16	219
Net Unrealized Gain (Loss) On Qualifying Cash Flow Hedges And Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	8	6	(1)
Business dispositions	0	0
Disposition of Household & Body Care businesses			0
Amortization of net actuarial loss and prior service credit	0	0	0
Net actuarial gain arising during the period	0	0	0
Pension plan curtailment	0	0	0
Spin-off of Intl Coffee & Tea Business	0	0
Other comprehensive income (loss) activity	(8)	2	7
Balance at end of period	0	8	6
Pension/Postretirement Liability Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(168)	(490)	(807)
Business dispositions	0	0
Disposition of Household & Body Care businesses			0
Amortization of net actuarial loss and prior service credit	(2)	(1)	16
Net actuarial gain arising during the period	27	(70)	326
Pension plan curtailment	1	24	25
Spin-off of Intl Coffee & Tea Business	0	343
Other comprehensive income (loss) activity	0	26	(50)
Balance at end of period	(142)	(168)	(490)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(144)	(265)	(914)
Business dispositions	(15)	127
Disposition of Household & Body Care businesses			55
Amortization of net actuarial loss and prior service credit	(2)	(1)	16
Net actuarial gain arising during the period	27	(70)	326
Pension plan curtailment	1	24	25
Spin-off of Intl Coffee & Tea Business	6	163
Other comprehensive income (loss) activity	(14)	(122)	227
Balance at end of period	$ (141)	$ (144)	$ (265)